Preference Shares - Additional Information (Detail) - SGD ($)	Sep. 07, 2020	Jan. 30, 2020	Jul. 24, 2018	Jun. 22, 2015	Dec. 31, 2020	Jan. 23, 2017
Statement [Line Items]
Issued capital, preference shares					$ 199,481,000
Series B Preferred Stock [Member] | After issuance of Initial public offering [Member]
Statement [Line Items]
Shares redeemable period				5 years
Investment funds, percentage contributed to fair value of plan assets				10.00%
Series D1 Preferred Stock [Member] | After issuance of Initial public offering [Member]
Statement [Line Items]
Investment funds, percentage contributed to fair value of plan assets			10.00%
Series E preference shares [Member] | After issuance of Initial public offering [Member]
Statement [Line Items]
Investment funds, percentage contributed to fair value of plan assets		10.00%
Series F preference shares [Member] | After issuance of Initial public offering [Member]
Statement [Line Items]
Investment funds, percentage contributed to fair value of plan assets	10.00%
Preference shares | Series B Preferred Stock [Member]
Statement [Line Items]
Common stock, conversion rate				1:1
Fair value of the conversion option					940,000
Preference shares | Series D1 Preferred Stock [Member]
Statement [Line Items]
Common stock, conversion rate			1:1
Fair value of the conversion option					0
Preference shares | Series D2 preferred stock [Member]
Statement [Line Items]
Common stock, conversion rate			1:1
Preference shares | Series E preference shares [Member]
Statement [Line Items]
Common stock, conversion rate		1:1
Fair value of the conversion option		$ 0
Preference shares | Series F preference shares [Member]
Statement [Line Items]
Common stock, conversion rate	1:1
Fair value of the conversion option					$ 0
Investors | Preference shares | Series B Preferred Stock [Member]
Statement [Line Items]
Number of shares issued				258,363
Sale of stock price per share				$ 135.47
Issued capital, preference shares				$ 35,000,000
Investors | Preference shares | Series C preferred stock [Member]
Statement [Line Items]
Number of shares issued						70,303
Sale of stock price per share						$ 142.24
Issued capital, preference shares						$ 10,000,000
Investors | Preference shares | Series D1 Preferred Stock [Member]
Statement [Line Items]
Number of shares issued			716,350
Cash consideration			$ 188,235,000
Investors | Preference shares | Series D1 Preferred Stock [Member] | Exercise Price One [Member]
Statement [Line Items]
Sale of stock price per share			$ 259.43
Investors | Preference shares | Series D2 preferred stock [Member] | Exercise Price Two [Member]
Statement [Line Items]
Sale of stock price per share			$ 253.28
Investors | Preference shares | Series E preference shares [Member]
Statement [Line Items]
Number of shares issued		84,705
Sale of stock price per share		$ 317.90
Issued capital, preference shares		$ 26,928,000
Investors | Preference shares | Series F preference shares [Member]
Statement [Line Items]
Number of shares issued	210,526
Sale of stock price per share	$ 285.00
Issued capital, preference shares	$ 60,000,000